Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Schedule Of Goodwill And Intangible Assets [Line Items]
2013	¥ 466,148
2014	361,987
2015	275,396
2016	179,968
2017	¥ 100,406